Government Grants (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Government Grants [Line Items]
Government Grants Recognized By Reduction Of Research and Development Expenses General and Administrative Expenses	$ 1,508	$ 1,879	$ 2,011